Brumadinho dam failure (Details Narrative)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Present value at nominal rate	8.51%	7.88%
Description of alleged losses	the Claimants initially estimated the amount of the alleged losses would be approximately US$330 (R$1,800 million), subject to interest and monetary adjustments. In another proceeding filed by foreign legal entities, the Claimants initially estimated the amount of the alleged losses would be approximately US$715 (R$3,900 million), subject to interest and monetary adjustments. In the procedure presented by minority shareholders, the applicants estimated the alleged losses at approximately US$550 (R$3,000 million), subject to interest and monetary adjustments, which could be increased later, as alleged by the applicants.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated obligation average period	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated obligation average period	7 years